Employee Retirement Plan (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
AmpliPhi Biosciences Corporation [Member]
Employer contribution to 401(k) plan	$ 2,000	$ 12,000